Note 8 - Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Six Months Ended June 30 (discontinued operations)
	2018	2019
Statement of Operations Data
Time charter revenue	11,379,371	-
Commissions	(642,898)	-
Voyage expenses	(747,653)	-
Vessel operating expenses	(4,443,003)	-
Drydocking expenses	(1,442,657)	-
Related party management fees	(800,621)	-
Vessel depreciation	(2,531,778)	-
Other general and administrative expenses	(1,189,720)	-
Operating (loss) / income	(418,959)	-
Total other expenses, net	(921,838)	-
Net loss	(1,340,797)	-
Dividend Series B Preferred Shares	(80,204)	-
Net loss attributable to common shareholders	(1,421,001)	-